Income and Expenses - Summary of Other Income (Expenses), Net (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about business combination [line items]
(Loss)/gain from disposal of property, plant and equipment	$ 0	$ 357	$ 0	$ (111)
Loss from foreign exchange	(190)	(78)	(347)	(493)
Net gain on fair value changes of financial liabilities at fair value through profit or loss	0	0	413	0
Others	111	496	283	850
Total other income/(expense), net	(79)	50,204	349	246
Bargain Purchase Gain [Member]
Disclosure of detailed information about business combination [line items]
Total other income/(expense), net	$ 0	$ 49,429	$ 0	$ 0